 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES
 DECEMBER 31, 1998

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 22,976
      Cost $22,976
      Market Value.......       $22,976            --
    North American
     Government
     Securities Portfolio
      Shares 107
      Cost $1,077
      Market Value.......       --                  $1,087
    Balanced Growth
     Portfolio
      Shares 256
      Cost $3,641
      Market Value.......       --                 --
    Utilities Portfolio
      Shares 1,417
      Cost $23,944
      Market Value.......       --                 --
    Dividend Growth
     Portfolio
      Shares 5,732
      Cost $113,070
      Market Value.......       --                 --
    Value-Added Market
     Portfolio
      Shares 1,238
      Cost $23,865
      Market Value.......       --                 --
    Growth Portfolio
      Shares 71
      Cost $1,040
      Market Value.......       --                 --
    American Value
     Portfolio
      Shares 1,503
      Cost $28,854
      Market Value.......       --                 --
    Global Equity
     Portfolio
      Shares 1,888
      Cost $25,508
      Market Value.......       --                 --
    Developing Growth
     Portfolio
      Shares 2,042
      Cost $39,099
      Market Value.......       --                 --
  Due from Hartford Life
   Insurance Company.....       --                 --
  Receivable from fund
   shares sold...........       --                 --
                                -------             ------
  Total Assets...........        22,976              1,087
                                -------             ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --
  Payable for fund shares
   purchased.............       --                 --
                                -------             ------
  Total Liabilities......       --                 --
                                -------             ------
  Net Assets (variable
   life contract
   liabilities)..........       $22,976             $1,087
                                -------             ------
                                -------             ------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 50
              ----------------------------------------------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 22,976
      Cost $22,976
      Market Value.......     --              --             --             --            --              --             --
    North American
     Government
     Securities Portfolio
      Shares 107
      Cost $1,077
      Market Value.......     --              --             --             --            --              --             --
    Balanced Growth
     Portfolio
      Shares 256
      Cost $3,641
      Market Value.......     $4,187          --             --             --            --              --             --
    Utilities Portfolio
      Shares 1,417
      Cost $23,944
      Market Value.......     --             $26,511         --             --            --              --             --
    Dividend Growth
     Portfolio
      Shares 5,732
      Cost $113,070
      Market Value.......     --              --           $126,388         --            --              --             --
    Value-Added Market
     Portfolio
      Shares 1,238
      Cost $23,865
      Market Value.......     --              --             --            $23,762        --              --             --
    Growth Portfolio
      Shares 71
      Cost $1,040
      Market Value.......     --              --             --             --            $1,301          --             --
    American Value
     Portfolio
      Shares 1,503
      Cost $28,854
      Market Value.......     --              --             --             --            --             $35,027         --
    Global Equity
     Portfolio
      Shares 1,888
      Cost $25,508
      Market Value.......     --              --             --             --            --              --            $27,735
    Developing Growth
     Portfolio
      Shares 2,042
      Cost $39,099
      Market Value.......     --              --             --             --            --              --             --
  Due from Hartford Life
   Insurance Company.....     --              --             --             --            --              --             --
  Receivable from fund
   shares sold...........     --              --             --             --            --              --             --
                              ------      ------------   ------------   ------------      ------      ------------   ------------
  Total Assets...........      4,187          26,511        126,388         23,762         1,301          35,027         27,735
                              ------      ------------   ------------   ------------      ------      ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --              --             --             --            --              --             --
  Payable for fund shares
   purchased.............     --              --             --             --            --              --             --
                              ------      ------------   ------------   ------------      ------      ------------   ------------
  Total Liabilities......     --              --             --             --            --              --             --
                              ------      ------------   ------------   ------------      ------      ------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........     $4,187         $26,511       $126,388        $23,762        $1,301         $35,027        $27,735
                              ------      ------------   ------------   ------------      ------      ------------   ------------
                              ------      ------------   ------------   ------------      ------      ------------   ------------


                            DEVELOPING
                              GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 22,976
      Cost $22,976
      Market Value.......      --
    North American
     Government
     Securities Portfolio
      Shares 107
      Cost $1,077
      Market Value.......      --
    Balanced Growth
     Portfolio
      Shares 256
      Cost $3,641
      Market Value.......      --
    Utilities Portfolio
      Shares 1,417
      Cost $23,944
      Market Value.......      --
    Dividend Growth
     Portfolio
      Shares 5,732
      Cost $113,070
      Market Value.......      --
    Value-Added Market
     Portfolio
      Shares 1,238
      Cost $23,865
      Market Value.......      --
    Growth Portfolio
      Shares 71
      Cost $1,040
      Market Value.......      --
    American Value
     Portfolio
      Shares 1,503
      Cost $28,854
      Market Value.......      --
    Global Equity
     Portfolio
      Shares 1,888
      Cost $25,508
      Market Value.......      --
    Developing Growth
     Portfolio
      Shares 2,042
      Cost $39,099
      Market Value.......     $42,486
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
                           ------------
  Total Assets...........      42,486
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......      --
                           ------------
  Net Assets (variable
   life contract
   liabilities)..........     $42,486
                           ------------
                           ------------

            ---------------------------------------------------- 51
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                             EMERGING     DIVERSIFIED
                             MARKETS         INCOME
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Emerging Market
     Portfolio
      Shares 83
      Cost $1,015
      Market Value.......      $659           --
    Diversified Income
     Portfolio
      Shares 3,192
      Cost $32,583
      Market Value.......     --             $31,695
    Mid-Cap Growth
     Portfolio
      Shares 516
      Cost $5,473
      Market Value.......     --              --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 97
      Cost $1,068
      Market Value.......     --              --
    Mid-Cap Portfolio
      Shares 68
      Cost $1,032
      Market Value.......     --              --
    Emerging Markets Debt
     Fund
      Shares 2,420
      Cost $22,689
      Market Value.......     --              --
  Investments in Van
   Kampen Funds:
    Strategic Stock Fund
      Shares 87
      Cost $1,000
      Market Value.......     --              --
    Enterprise Fund
      Shares 47
      Cost $1,000
      Market Value.......     --              --
  Due from Hartford Life
   Insurance Company.....     --              --
  Receivable from fund
   shares sold...........     --              --
                              -----       ------------
  Total Assets...........       659           31,695
                              -----       ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --              --
  Payable for fund shares
   purchased.............     --              --
                              -----       ------------
  Total Liabilities......     --              --
                              -----       ------------
  Net Assets (variable
   life contract
   liabilities)..........      $659          $31,695
                              -----       ------------
                              -----       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 52
              ----------------------------------------------------

                             MID-CAP                                      EMERGING
                              GROWTH       HIGH YIELD      MID-CAP      MARKETS DEBT    STRATEGIC STOCK     ENTERPRISE
                            PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------   ------------   ------------   -------------   ----------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Emerging Market
     Portfolio
      Shares 83
      Cost $1,015
      Market Value.......     --             --             --              --              --                --
    Diversified Income
     Portfolio
      Shares 3,192
      Cost $32,583
      Market Value.......     --             --             --              --              --                --
    Mid-Cap Growth
     Portfolio
      Shares 516
      Cost $5,473
      Market Value.......     $6,120         --             --              --              --                --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 97
      Cost $1,068
      Market Value.......     --             $1,006         --              --              --                --
    Mid-Cap Portfolio
      Shares 68
      Cost $1,032
      Market Value.......     --             --             $1,006          --              --                --
    Emerging Markets Debt
     Fund
      Shares 2,420
      Cost $22,689
      Market Value.......     --             --             --             $14,765          --                --
  Investments in Van
   Kampen Funds:
    Strategic Stock Fund
      Shares 87
      Cost $1,000
      Market Value.......     --             --             --              --               $1,033           --
    Enterprise Fund
      Shares 47
      Cost $1,000
      Market Value.......     --             --             --              --              --                $1,060
  Due from Hartford Life
   Insurance Company.....     --             --             --              --              --                --
  Receivable from fund
   shares sold...........     --             --             --              --              --                --
                              ------         ------         ------      -------------        ------           ------
  Total Assets...........      6,120          1,006          1,006          14,765            1,033            1,060
                              ------         ------         ------      -------------        ------           ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --             --             --              --              --                --
  Payable for fund shares
   purchased.............     --             --             --              --              --                --
                              ------         ------         ------      -------------        ------           ------
  Total Liabilities......     --             --             --              --              --                --
                              ------         ------         ------      -------------        ------           ------
  Net Assets (variable
   life contract
   liabilities)..........     $6,120         $1,006         $1,006         $14,765           $1,033           $1,060
                              ------         ------         ------      -------------        ------           ------
                              ------         ------         ------      -------------        ------           ------

            ---------------------------------------------------- 53
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                        UNITS
                                       OWNED BY         UNIT         CONTRACT
                                     PARTICIPANTS       PRICE        LIABILITY
                                     ------------   -------------   -----------
INDIVIDUAL DEFERRED ANNUITY
 CONTRACTS IN THE ACCUMULATION
 PERIOD:
  Money Market Portfolio...........     21,164      $    1.085641   $    22,976
  North American Government
   Securities Portfolio............        100          10.866400         1,087
  Balanced Portfolio...............        327          12.817596         4,187
  Utilities Portfolio..............      1,761          15.051545        26,511
  Dividend Growth Portfolio........      9,458          13.363243       126,388
  Value-Added Market Portfolio.....      1,829          12.991413        23,762
  Growth Portfolio.................        100          13.000700         1,301
  American Value Portfolio.........      2,121          16.515884        35,027
  Global Equity Portfolio..........      2,408          11.515729        27,735
  Developing Growth Portfolio......      3,237          13.126689        42,486
  Emerging Markets Portfolio.......        100           6.586700           659
  Diversified Income Portfolio.....      2,859          11.084591        31,695
  Mid-Cap Growth Portfolio.........        489          12.514755         6,120
                                                                    -----------
  SUB-TOTAL........................                                     349,934
                                                                    -----------
GROUP DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
  High Yield Portfolio.............        100          10.053100         1,006
  Mid-Cap Portfolio................        100          10.058200         1,006
  Emerging Markets Debt
   Portfolio.......................      2,177           6.783341        14,765
  Strategic Stock Portfolio........        100          10.329000         1,033
  Enterprise Portfolio.............        100          10.596300         1,060
                                                                    -----------
  SUB-TOTAL........................                                      18,870
                                                                    -----------
GRAND TOTAL........................                                 $   368,804
                                                                    -----------
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 54
              ----------------------------------------------------

                 (This page has been left blank intentionally.)

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                           NORTH AMERICAN
                                             GOVERNMENT
                           MONEY MARKET      SECURITIES
                             PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------   ---------------
INVESTMENT INCOME:
  Dividends..............      $1,723            $47
                               ------            ---
    Net investment income
     (loss)..............       1,723             47
                               ------            ---
CAPITAL GAINS INCOME.....      --             --
                               ------            ---
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 (2)
                               ------            ---
    Net gain (loss) on
     investments.........      --                 (2)
                               ------            ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,723            $45
                               ------            ---
                               ------            ---

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 56
              ----------------------------------------------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............      $108          $  310         $ 1,991         $ 170         -$-            $   167        $  388
                              -----          ------      ------------       -----         -----       ------------      ------
    Net investment income
     (loss)..............       108             310           1,991           170         --                 167           388
                              -----          ------      ------------       -----         -----       ------------      ------
CAPITAL GAINS INCOME.....        86             273           4,319           331            34            1,308            96
                              -----          ------      ------------       -----         -----       ------------      ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --                  2           5,289            (3)        --               5,367         5,127
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       338           2,358           9,599          (249)          118            3,491         2,441
                              -----          ------      ------------       -----         -----       ------------      ------
    Net gain (loss) on
     investments.........       338           2,360          14,888          (252)          118            8,858         7,568
                              -----          ------      ------------       -----         -----       ------------      ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $532          $2,943         $21,198         $ 249          $152          $10,333        $8,052
                              -----          ------      ------------       -----         -----       ------------      ------
                              -----          ------      ------------       -----         -----       ------------      ------


                            DEVELOPING
                              GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............     $   76
                              ------
    Net investment income
     (loss)..............         76
                              ------
CAPITAL GAINS INCOME.....         58
                              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (34)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,841
                              ------
    Net gain (loss) on
     investments.........      1,807
                              ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,941
                              ------
                              ------

            ---------------------------------------------------- 57
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             EMERGING     DIVERSIFIED
                             MARKETS         INCOME
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
INVESTMENT INCOME:
  Dividends..............     $     9        $ 1,650
                           ------------   ------------
    Net investment income
     (loss)..............           9          1,650
                           ------------   ------------
CAPITAL GAINS INCOME.....           2             42
                           ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,107)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (281)          (947)
                           ------------   ------------
    Net gain (loss) on
     investments.........      (1,388)          (947)
                           ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(1,377)       $   745
                           ------------   ------------
                           ------------   ------------

* From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 58
              ----------------------------------------------------

                             MID-CAP                                        EMERGING
                              GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK     ENTERPRISE
                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*     SUB-ACCOUNT*
                           ------------   -------------   -------------   -------------   ----------------   -------------
INVESTMENT INCOME:
  Dividends..............      $ 39            $ 57            $  2          $ 1,756          --$               --$
                              -----             ---             ---       -------------        -----             -----
    Net investment income
     (loss)..............        39              57               2            1,756          --                --
                              -----             ---             ---       -------------        -----             -----
CAPITAL GAINS INCOME.....        53              11              29           --              --                --
                              -----             ---             ---       -------------        -----             -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --             --              --                  (60)         --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       236             (62)            (26)          (7,924)             33                60
                              -----             ---             ---       -------------        -----             -----
    Net gain (loss) on
     investments.........       236             (62)            (26)          (7,984)             33                60
                              -----             ---             ---       -------------        -----             -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $328            $  6            $  5          $(6,228)           $ 33              $ 60
                              -----             ---             ---       -------------        -----             -----
                              -----             ---             ---       -------------        -----             -----

* From inception, April 1, 1998, to December 31, 1998.

            ---------------------------------------------------- 59
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                           NORTH AMERICAN
                                             GOVERNMENT
                           MONEY MARKET      SECURITIES
                             PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   1,723          $   47
  Capital gains income...      --              --
  Net realized gain
   (loss) on security
   transactions..........      --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                   (2)
                           -------------        ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,723              45
                           -------------        ------
UNIT TRANSACTIONS:
  Purchases..............      164,406         --
  Net transfers..........      (54,386)        --
  Surrenders for benefit
   payments and fees.....     (110,832)        --
  Loan withdrawals.......      --              --
  Cost of insurance......         (302)        --
                           -------------        ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (1,114)        --
                           -------------        ------
  Total increase
   (decrease) in net
   assets................          609              45
NET ASSETS:
  Beginning of period....       22,367           1,042
                           -------------        ------
  End of period..........    $  22,976          $1,087
                           -------------        ------
                           -------------        ------

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                           NORTH AMERICAN
                                             GOVERNMENT
                           MONEY MARKET      SECURITIES
                             PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $     950          $   30
  Capital gains income...      --              --
  Net realized gain
   (loss) on security
   transactions..........      --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                   12
                           -------------        ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          950              42
                           -------------        ------
UNIT TRANSACTIONS:
  Purchases..............      259,950           1,000
  Net transfers..........     (237,803)        --
  Surrenders for benefit
   payments and fees.....         (491)        --
  Loan withdrawals.......      --              --
  Cost of insurance......         (239)        --
                           -------------        ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       21,417           1,000
                           -------------        ------
  Total increase
   (decrease) in net
   assets................       22,367           1,042
NET ASSETS:
  Beginning of period....      --              --
                           -------------        ------
  End of period..........    $  22,367          $1,042
                           -------------        ------
                           -------------        ------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 60
              ----------------------------------------------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................     $  108         $   310       $  1,991        $   170        $--            $   167        $   388
  Capital gains income...         86             273          4,319            331            34           1,308             96
  Net realized gain
   (loss) on security
   transactions..........     --                   2          5,289             (3)       --               5,367          5,127
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        338           2,358          9,599           (249)          118           3,491          2,441
                              ------      ------------   ------------   ------------      ------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        532           2,943         21,198            249           152          10,333          8,052
                              ------      ------------   ------------   ------------      ------      ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     --              --             --             --            --              --             --
  Net transfers..........     --              22,647          1,712         22,647        --             (20,608)       (37,288)
  Surrenders for benefit
   payments and fees.....        (50)           (225)        (3,479)          (212)       --              (2,132)        (2,292)
  Loan withdrawals.......     --              --              1,673         --            --               1,673          1,723
  Cost of insurance......        (18)            (86)          (674)           (80)       --                (164)          (222)
                              ------      ------------   ------------   ------------      ------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (68)         22,336           (768)        22,355        --             (21,231)       (38,079)
                              ------      ------------   ------------   ------------      ------      ------------   ------------
  Total increase
   (decrease) in net
   assets................        464          25,279         20,430         22,604           152         (10,898)       (30,027)
NET ASSETS:
  Beginning of period....      3,723           1,232        105,958          1,158         1,149          45,925         57,762
                              ------      ------------   ------------   ------------      ------      ------------   ------------
  End of period..........     $4,187         $26,511       $126,388        $23,762        $1,301         $35,027        $27,735
                              ------      ------------   ------------   ------------      ------      ------------   ------------
                              ------      ------------   ------------   ------------      ------      ------------   ------------


                            DEVELOPING
                              GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................     $    76
  Capital gains income...          58
  Net realized gain
   (loss) on security
   transactions..........         (34)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,841
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,941
                           ------------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........      21,315
  Surrenders for benefit
   payments and fees.....        (510)
  Loan withdrawals.......      --
  Cost of insurance......        (192)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      20,613
                           ------------
  Total increase
   (decrease) in net
   assets................      22,554
NET ASSETS:
  Beginning of period....      19,932
                           ------------
  End of period..........     $42,486
                           ------------
                           ------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................     $   17         $    18       $    729        $   10         $    1         $    33        $   111
  Capital gains income...          3               4             37             2              5              22              2
  Net realized gain
   (loss) on security
   transactions..........     --              --                 49        --             --                  64             58
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        208             210          3,719           146            143           2,682           (214)
                              ------      ------------   ------------      ------         ------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        228             232          4,534           158            149           2,801            (43)
                              ------      ------------   ------------      ------         ------      ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      1,000           1,000          1,000         1,000          1,000           1,000          1,000
  Net transfers..........      2,500          --            102,911        --             --              43,968         58,859
  Surrenders for benefit
   payments and fees.....         (4)         --               (607)       --             --                (138)          (256)
  Loan withdrawals.......     --              --             (1,647)       --             --              (1,653)        (1,700)
  Cost of insurance......         (1)         --               (233)       --             --                 (53)           (98)
                              ------      ------------   ------------      ------         ------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,495           1,000        101,424         1,000          1,000          43,124         57,805
                              ------      ------------   ------------      ------         ------      ------------   ------------
  Total increase
   (decrease) in net
   assets................      3,723           1,232        105,958         1,158          1,149          45,925         57,762
NET ASSETS:
  Beginning of period....     --              --             --            --             --              --             --
                              ------      ------------   ------------      ------         ------      ------------   ------------
  End of period..........     $3,723         $ 1,232       $105,958        $1,158         $1,149         $45,925        $57,762
                              ------      ------------   ------------      ------         ------      ------------   ------------
                              ------      ------------   ------------      ------         ------      ------------   ------------


                            DEVELOPING
                              GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................     $     7
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........           8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,546
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,561
                           ------------
UNIT TRANSACTIONS:
  Purchases..............       1,000
  Net transfers..........      17,580
  Surrenders for benefit
   payments and fees.....        (151)
  Loan withdrawals.......      --
  Cost of insurance......         (58)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      18,371
                           ------------
  Total increase
   (decrease) in net
   assets................      19,932
NET ASSETS:
  Beginning of period....      --
                           ------------
  End of period..........     $19,932
                           ------------
                           ------------

            ---------------------------------------------------- 61
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             EMERGING     DIVERSIFIED
                             MARKETS         INCOME
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................     $     9       $  1,650
  Capital gains income...           2             42
  Net realized gain
   (loss) on security
   transactions..........      (1,107)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (281)          (947)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,377)           745
                           ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      --             --
  Net transfers..........       1,107         22,647
  Surrenders for benefit
   payments and fees.....           1           (367)
  Loan withdrawals.......      --             --
  Cost of insurance......      --               (137)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,108         22,143
                           ------------   ------------
  Total increase
   (decrease) in net
   assets................        (269)        22,888
NET ASSETS:
  Beginning of period....         928          8,807
                           ------------   ------------
  End of period..........     $   659       $ 31,695
                           ------------   ------------
                           ------------   ------------

* From inception, April 1, 1998, to December 31, 1998.
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                       EMERGING     DIVERSIFIED
                                       MARKETS         INCOME
                                      PORTFOLIO      PORTFOLIO
                                     SUB-ACCOUNT    SUB-ACCOUNT
                                     ------------   ------------
OPERATIONS:
  Net investment income (loss).....     $    3         $  348
  Capital gains income.............     --                  2
  Net realized gain (loss) on
   security transactions...........     --             --
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............        (75)            59
                                        ------         ------
  Net increase (decrease) in net
   assets resulting from
   operations......................        (72)           409
                                        ------         ------
UNIT TRANSACTIONS:
  Purchases........................      1,000          1,000
  Net transfers....................     --              7,487
  Surrenders for benefit payments
   and fees........................     --             --
  Loan withdrawals.................     --                (66)
  Cost of insurance................     --                (23)
                                        ------         ------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................      1,000          8,398
                                        ------         ------
  Total increase (decrease) in net
   assets..........................        928          8,807
NET ASSETS:
  Beginning of period..............     --             --
                                        ------         ------
  End of period....................     $  928         $8,807
                                        ------         ------
                                        ------         ------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 62
              ----------------------------------------------------

                             MID-CAP                                        EMERGING
                              GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK     ENTERPRISE
                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*     SUB-ACCOUNT*
                           ------------   -------------   -------------   -------------   ----------------   -------------
OPERATIONS:
  Net investment income
   (loss)................     $   39          $   57          $    2         $ 1,756          -$-                $--
  Capital gains income...         53              11              29          --              --                 --
  Net realized gain
   (loss) on security
   transactions..........     --              --              --                 (60)         --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        236             (62)            (26)         (7,924)              33                60
                              ------          ------          ------      -------------        ------            ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        328               6               5          (6,228)              33                60
                              ------          ------          ------      -------------        ------            ------
UNIT TRANSACTIONS:
  Purchases..............     --               1,000           1,000           1,000            1,000             1,000
  Net transfers..........     --              --              --              20,208          --                 --
  Surrenders for benefit
   payments and fees.....        (84)         --                   1            (155)         --                 --
  Loan withdrawals.......     --              --              --              --              --                 --
  Cost of insurance......        (30)         --              --                 (60)         --                 --
                              ------          ------          ------      -------------        ------            ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (114)          1,000           1,001          20,993            1,000             1,000
                              ------          ------          ------      -------------        ------            ------
  Total increase
   (decrease) in net
   assets................        214           1,006           1,006          14,765            1,033             1,060
NET ASSETS:
  Beginning of period....      5,906          --              --              --              --                 --
                              ------          ------          ------      -------------        ------            ------
  End of period..........     $6,120          $1,006          $1,006         $14,765           $1,033            $1,060
                              ------          ------          ------      -------------        ------            ------
                              ------          ------          ------      -------------        ------            ------

                                       MID-CAP
                                        GROWTH
                                      PORTFOLIO
                                     SUB-ACCOUNT
                                     ------------
OPERATIONS:
  Net investment income (loss).....     $   23
  Capital gains income.............     --
  Net realized gain (loss) on
   security transactions...........     --
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............        411
                                        ------
  Net increase (decrease) in net
   assets resulting from
   operations......................        434
                                        ------
UNIT TRANSACTIONS:
  Purchases........................      1,000
  Net transfers....................      4,498
  Surrenders for benefit payments
   and fees........................     --
  Loan withdrawals.................        (19)
  Cost of insurance................         (7)
                                        ------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................      5,472
                                        ------
  Total increase (decrease) in net
   assets..........................      5,906
NET ASSETS:
  Beginning of period..............     --
                                        ------
  End of period....................     $5,906
                                        ------
                                        ------

            ---------------------------------------------------- 63
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account with Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and Van Kampen American Capital Life Investment Trust Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality cost. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owner's accounts, in accordance with the terms of the contracts. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 64 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT FIVE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Money Market Portfolio, North American Government Securities Portfolio, Balanced Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Value Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Growth Portfolio, High Yield Portfolio, Mid-Cap Portfolio, Emerging Markets Debt Portfolio, Strategic Stock Portfolio, and Enterprise Portfolio), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                                            ARTHUR ANDERSEN LLP

______________________________________ 65 ______________________________________